EMPLOYEE BENEFIT PLANS - Projected Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Projected benefit obligation	$ 290,347	$ 519,342
Accumulated benefit obligation	261,248	470,484
Fair value of plan assets	$ 154,208	$ 356,415